Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2028
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1,748,985,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,534.83
Offering Note	The filing fee is calculated and being paid pursuant to Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price, and relates to the registrant's Registration Statement on Form S-3 (File No. 333-291270) in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2030
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1,699,473,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 234,697.22
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2032
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 998,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,931.52
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2035
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 1,745,607,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,068.40
Offering Note	See Offering Note 1.